Schedule of recognized deferred tax assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		₨ 20,536	₨ 9,239
OCI gratuity		1,983	1,693
Deferred tax assets	$ 264	22,519	10,932
Deferred tax liabilities	$ (1,668)	(142,468)	(4,669)
Deferred tax liability (asset)		(119,949)	6,263	₨ 3,936
Lease liabilities [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		11,597	210
Deferred tax liability (asset)		11,597	210	385
Property plant and equipment intangible assets [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		664	2,712
Deferred tax liabilities		(142,468)	(4,669)
Deferred tax liability (asset)		(141,804)	(1,957)	(4,009)
Trade and other receivables [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		10,107	4,497
Deferred tax liability (asset)		10,107	4,497	4,047
Mat credit [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		266
Deferred tax liability (asset)		266
Employee benefits [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		9,132	1,888
Deferred tax liability (asset)		9,132	1,888	2,118
Unutilised business losses [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income
Provision for expenses [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		63	93
Right-of-use assets		(11,293)	(161)
Deferred tax liability (asset)		₨ 63	₨ 93	₨ 142